Stock-Based Incentive Compensation Plans (Summary of activity for restricted stock units) (Details) - Restricted stock units [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares:
Outstanding as of beginning of year (in shares) | shares	1,870,556
Granted (in shares) | shares	938,181
Vested (in shares) | shares	(713,247)
Forfeited (in shares) | shares	(156,341)
Outstanding as of end of year (in shares) | shares	1,939,149
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding as of beginning of year (in dollars per share) | $ / shares	$ 59.78
Weighted-average grant date fair value, granted (in dollars per share) | $ / shares	65.53
Weighted-average grant date fair value, vested (in dollars per share) | $ / shares	62.53
Weighted-average grant date fair value, forfeited (in dollars per share) | $ / shares	62.27
Weighted-average grant date fair value, outstanding as of end of year (in dollars per share) | $ / shares	$ 61.26